Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2020
Fair value of financial instruments
Schedule of financial instruments held at fair value

	30 September	31 March
	2020	2020
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	4,735	9,135
Debt and equity securities (included within Other investments)[2]	6,009	5,226
Derivative financial instruments (included within Trade and other receivables)[2]	4,815	9,176
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,030	817
	16,589	24,354

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[2]	5,444	4,767
	5,444	4,767

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.

Quoted debt and equity securities of €3,411 million (31 March 2020: €2,698 million) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.